Description of Organization and Business Operations (Q2) (Details)						2 Months Ended	6 Months Ended		12 Months Ended
	Aug. 04, 2023 USD ($) shares	Jun. 20, 2023 USD ($)	Jan. 11, 2023 USD ($) shares	Feb. 09, 2021 USD ($) $ / shares shares	Oct. 14, 2020 Business	Aug. 21, 2023 USD ($)	Jun. 30, 2023 USD ($)	Jun. 30, 2022 USD ($)	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2021 USD ($)
Subsidiary, Sale of Stock [Line Items]
Condition for future business combination number of businesses minimum | Business					1
Deferred underwriting commission							$ 250,000		$ 250,000	$ 250,000
Proceeds from issuance initial public offering									0	483,000,000
Proceeds received from private placement									$ 0	12,324,495
Threshold minimum aggregate fair market value as a percentage of the net assets held in the Trust Account							80.00%		80.00%
Threshold percentage of outstanding voting securities of the target to be acquired by post-transaction company to complete business combination							50.00%		50.00%
Minimum net tangible assets upon consummation of the Business Combination							$ 5,000,001		$ 5,000,001
Threshold percentage of Public Shares subject to redemption without the Company's prior written consent							15.00%		15.00%
Obligation to redeem Public Shares if entity does not complete a Business Combination (as a percent)							100.00%		100.00%
Redemption period upon closure							10 days		10 days
Maximum net interest to pay dissolution expenses							$ 100,000		$ 100,000
Minimum amount required for market value of listed securities		$ 35,000,000
Number of calendar days from date of notice							180 days
Number of consecutive business days							10 days
Cash operating bank account							$ 35,387		22,339	93,599
Working capital							6,700,000		1,100,000
Aggregate purchase price							25,000		25,000
Loan from the Sponsor									0	30,212
Loans from working capital							850,000		500,000	$ 0
Cash withdrawn from trust account for working capital purposes							578,729	$ 27,010	43,317
Subsequent Event
Subsidiary, Sale of Stock [Line Items]
Minimum net tangible assets upon consummation of the Business Combination	$ 5,000,001
Additional cash withdrawn from trust account for working capital purposes						$ 651,579
Class A Common Stock
Subsidiary, Sale of Stock [Line Items]
Number of shares redeemed (in shares) | shares			47,381,598
Redemption amount			$ 478,003,632
Class A Common Stock | Subsequent Event
Subsidiary, Sale of Stock [Line Items]
Number of shares redeemed (in shares) | shares	282,624		47,381,598
Redemption amount	$ 2,942,664		$ 478,003,632
Sponsor
Subsidiary, Sale of Stock [Line Items]
Loan from the Sponsor							$ 135,000		$ 135,000
Private Placement Warrants
Subsidiary, Sale of Stock [Line Items]
Sale of Private Placement Warrants (in shares) | shares				8,216,330					8,216,330
Price of warrant | $ / shares				$ 1.5					$ 1.5
Proceeds received from private placement				$ 12,300,000					$ 12,300,000
Initial Public Offering
Subsidiary, Sale of Stock [Line Items]
Underwriting commission				$ 16,900,000
Sale of units in initial public offering, less allocation of proceeds to Public Warrants (in shares) | shares				48,300,000
Deferred underwriting commission				$ 250,000
Purchase price, per unit | $ / shares				$ 10
Proceeds from issuance initial public offering				$ 483,000,000
Offering Costs				$ 27,100,000
Private Placement
Subsidiary, Sale of Stock [Line Items]
Sale of units in initial public offering, less allocation of proceeds to Public Warrants (in shares) | shares				483,000,000
Private Placement | Private Placement Warrants
Subsidiary, Sale of Stock [Line Items]
Sale of Private Placement Warrants (in shares) | shares				8,216,330
Price of warrant | $ / shares				$ 1.5
Proceeds received from private placement				$ 12,300,000
Over-Allotment Units
Subsidiary, Sale of Stock [Line Items]
Sale of units in initial public offering, less allocation of proceeds to Public Warrants (in shares) | shares				6,300,000
Purchase price, per unit | $ / shares				$ 10